Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Property and Equipment
Schedule of changes in property and equipment

	Land and
	Buildings	Equipment	Other	Total
	MCh$	MCh$	MCh$	MCh$
(a.1) Cost

Balance as of January 1, 2017	302,187	180,322	50,404	532,913
Additions	10,606	8,898	3,720	23,224
Disposals/write-downs/sales	(1,365)	(4,851)	(1,569)	(7,785)
Accumulated depreciation (see (a.2))	(142,768)	(148,006)	(41,316)	(332,090)
Impairment loss (*) (***)	—	—	(3)	(3)
Balance as of December 31, 2017	168,660	36,363	11,236	216,259

Balance as of January 1, 2018	311,428	184,369	52,552	548,349
Additions	12,589	12,702	2,774	28,065
Disposals/write-downs/sales	(3,145)	(13,845)	(1,785)	(18,775)
Accumulated depreciation (see (a.2))	(150,099)	(148,455)	(42,879)	(341,433)
Impairment loss (*)	(287)	(6)	(41)	(334)
Balance as of December 31, 2018	170,486	34,765	10,621	215,872

(a.2) Accumulated Depreciation

Balance as of January 1, 2017	(134,900)	(139,277)	(39,654)	(313,831)
Depreciation charges of the year (*) (**)	(9,040)	(13,723)	(3,045)	(25,808)
Sales and disposals of the year	1,172	4,851	1,526	7,549
Transfers	―	143	(143)	―
Accumulated Depreciation as of December 31, 2017	(142,768)	(148,006)	(41,316)	(332,090)
Depreciation charges of the year (*) (**)	(9,193)	(14,291)	(3,333)	(26,817)
Sales and disposals of the year	1,862	13,842	1,770	17,474
Accumulated Depreciation as of December 31, 2018	(150,099)	(148,455)	(42,879)	(341,433)

(*)     See Note No. 37 about Depreciation, Amortization and Impairment

(**)   It does not include depreciation for the year for Investment Properties, which it registered under the item “Investment Properties” for an amount of Ch$368 million (Ch$368 million in 2017)

(***) It does not include charge-off provisions for Property and Equipment for an amount of Ch$163 million in 2017.

Schedule of future payments of operating leases

	Lease Contracts
			Over 1		Over 1	Over 3
			month	Over 3 months	year	years
	Expenses	Up to	and up	and up	and up	and up
	for the	1	to 3	up to 12	to 3	to 5	Over 5
	year	month	months	months	years	years	years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Year 2017	33,017	2,764	5,522	23,462	45,891	33,789	34,401	145,829
Year 2018	34,773	2,929	5,828	23,578	46,143	28,730	26,697	133,905